Intangible Assets - Balances of goodwill (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		R$ 917,775	R$ 818,096
Extrafarma [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Extrafarma
Goodwill acquisition gross		R$ 0	661,553
Goodwill acquisition impairment	[1]	0	661,553
Goodwill		R$ 0	0
Ipiranga [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	[2]	Ipiranga
Goodwill	[2]	R$ 276,724	276,724
Uniao Terminais [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ultracargo
Goodwill		R$ 211,089	211,089
Texaco [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ipiranga
Goodwill		R$ 177,759	177,759
Iconic (CBLSA)[member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ipiranga
Goodwill		R$ 69,807	69,807
Temmar [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ultracargo
Goodwill		R$ 43,781	43,781
DNP [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ipiranga
Goodwill		R$ 24,736	24,736
Repsol [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ultragaz
Goodwill		R$ 13,403	13,403
Stella [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	[3]	Ultragaz
Goodwill	[3]	R$ 99,679	0
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ultracargo
Goodwill		R$ 797	R$ 797

[1]	For further information, see Note 4.a
[2]	Including R$ 246,163 presented as goodwill at the Parent.
[3]	For further information, see Note 33.a.